Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 3,221,254
Federal net operating loss carryforwards expire date	2031
Foreign net operating loss carryforwards	$ 188,402
Foreign net operating loss carryforwards expire date	2017